Segment Information - Components of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue from External Customer [Line Items]
Net revenues	¥ 10,562,971	$ 1,447,121	¥ 12,002,323	¥ 12,704,172
Other cost of revenues	(6,447,341)	(883,282)	(7,025,394)	(7,421,419)
Research and development	(804,425)	(110,206)	(884,590)	(1,006,219)
Sales and marketing	(1,329,780)	(182,179)	(1,414,949)	(2,073,617)
Interest expense	(127,846)	(17,515)	(62,223)	(83,530)
Income tax expense	(845,022)	(115,768)	(630,023)	(562,281)
Net income (loss)	1,039,573	$ 142,420	1,951,695	1,480,009
Momo Inc [Member]
Revenue from External Customer [Line Items]
Net revenues	9,661,414		10,798,507	11,335,094
Revenue Sharing	(5,253,389)		(5,735,947)	(6,011,685)
Other cost of revenues	(776,026)		(668,095)	(692,335)
Research and development	(643,457)		(664,340)	(737,380)
Sales and marketing	(1,103,475)		(1,138,505)	(1,346,692)
General and administrative	(473,778)		(467,537)	(547,798)
Interest expense	(127,846)		(62,223)	(83,530)
Income tax expense	(843,640)		(623,844)	(586,663)
Other Segment Items	534,938		463,441	506,202
Net income (loss)	974,741		1,901,457	1,835,213
Tantan Limited [Member]
Revenue from External Customer [Line Items]
Net revenues	900,685		1,196,559	1,367,853
Revenue Sharing	(242,842)		(344,000)	(350,408)
Other cost of revenues	(175,045)		(255,348)	(364,528)
Research and development	(160,968)		(220,250)	(268,839)
Sales and marketing	(220,966)		(268,652)	(721,889)
General and administrative	(32,868)		(26,482)	(33,234)
Interest expense	0		0	0
Income tax expense	(1,349)		(6,179)	24,382
Other Segment Items	3,642		5,124	12,374
Net income (loss)	70,289		80,772	(334,289)
Qool Inc [Member]
Revenue from External Customer [Line Items]
Net revenues	872		7,257	1,225
Revenue Sharing	0		0	0
Other cost of revenues	(39)		(22,004)	(2,463)
Research and development	0		0	0
Sales and marketing	(5,339)		(7,792)	(5,036)
General and administrative	(1,012)		(8,460)	(14,974)
Interest expense	0		0	0
Income tax expense	(33)		0	0
Other Segment Items	94		465	333
Net income (loss)	(5,457)		(30,534)	(20,915)
Consolidated Entities [Member]
Revenue from External Customer [Line Items]
Net revenues	10,562,971		12,002,323	12,704,172
Net income (loss)	¥ 1,039,573		¥ 1,951,695	¥ 1,480,009